Income Tax (Details) - Schedule of reconciliation of the federal income tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of the federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%	0.00%	0.00%
Permanent Book/Tax Differences	(5.60%)	0.00%		(1.08%)
Pass-through income – not taxable	(2.63%)
Deferred tax impact of acquisition of Bluescape	1231.65%
Change in valuation allowance	(1244.42%)	(21.00%)	(3.05%)	(19.92%)
Income tax provision			(13.22%)